Trading revenues (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Trading revenues
Trading revenues	1,195	5,020	9,338
Interest rate products
Trading revenues
Trading revenues	2,707	6,794	5,866
Foreign exchange products
Trading revenues
Trading revenues	559	(4,433)	2,258
Equity/index-related products
Trading revenues
Trading revenues	139	1,644	2,211
Credit products
Trading revenues
Trading revenues	(3,306)	522	(1,644)
Commodity, emission and energy products
Trading revenues
Trading revenues	198	361	323
Other products
Trading revenues
Trading revenues	898	132	324
Bank
Trading revenues
Trading revenues	1,328	4,740	9,214
Bank | Interest rate products
Trading revenues
Trading revenues	2,868	6,578	5,673
Bank | Foreign exchange products
Trading revenues
Trading revenues	560	(4,456)	2,232
Bank | Equity/index-related products
Trading revenues
Trading revenues	111	1,604	2,306
Bank | Credit products
Trading revenues
Trading revenues	(3,306)	522	(1,644)
Bank | Commodity, emission and energy products
Trading revenues
Trading revenues	198	361	323
Bank | Other products
Trading revenues
Trading revenues	897	131	324